JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks
Aerospace & Defense — 2.2%
Northrop Grumman Corp.	6,686	$2,022,849
United Technologies Corp.	15,079	1,422,402
		3,445,251
Automobiles — 2.4%
Tesla, Inc.*(a)	7,036	3,686,864
Banks — 5.1%
JPMorgan Chase & Co.	45,931	4,135,168
PNC Financial Services Group, Inc. (The)	38,685	3,702,928
		7,838,096
Chemicals — 2.2%
Linde PLC (United Kingdom)	19,343	3,346,339
Electric Utilities — 3.8%
American Electric Power Co., Inc.	71,990	5,757,760
Entertainment — 3.5%
Netflix, Inc.*	14,368	5,395,184
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	7,732	1,683,643
Food & Staples Retailing — 2.7%
Walmart, Inc.	35,957	4,085,434
Food Products — 3.0%
Mondelez International, Inc. (Class A Stock)	91,719	4,593,288
Health Care Providers & Services — 1.0%
Cigna Corp.	8,262	1,463,861
Insurance — 3.8%
Chubb Ltd.	24,188	2,701,558
MetLife, Inc.	101,016	3,088,059
		5,789,617
Interactive Media & Services — 6.8%
Alphabet, Inc. (Class A Stock)*	6,901	8,018,617
Tencent Holdings Ltd. (China)	49,820	2,451,612
		10,470,229
Internet & Direct Marketing Retail — 7.6%
Alibaba Group Holding Ltd. (China), ADR*	23,709	4,610,926
Amazon.com, Inc.*	3,566	6,952,702
		11,563,628
IT Services — 5.9%
Adyen NV (Netherlands), 144A*	5,444	4,626,048
Mastercard, Inc. (Class A Stock)	17,996	4,347,114
		8,973,162
Media — 1.4%
Comcast Corp. (Class A Stock)	60,998	2,097,111
Multi-Utilities — 2.2%
Dominion Energy, Inc.	46,623	3,365,714
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 0.9%
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	40,645	$1,418,104
Personal Products — 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,970	3,341,360
Pharmaceuticals — 9.4%
AstraZeneca PLC (United Kingdom), ADR	160,468	7,166,501
Eli Lilly & Co.	51,850	7,192,632
		14,359,133
Road & Rail — 1.8%
Union Pacific Corp.	19,731	2,782,860
Semiconductors & Semiconductor Equipment — 6.5%
NVIDIA Corp.	22,661	5,973,440
Texas Instruments, Inc.	40,072	4,004,395
		9,977,835
Software — 13.9%
Adobe, Inc.*	15,330	4,878,619
Microsoft Corp.	75,774	11,950,318
salesforce.com, Inc.*	30,540	4,397,149
		21,226,086
Specialty Retail — 1.3%
Lowe’s Cos., Inc.	22,623	1,946,709
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	20,940	5,324,833
Textiles, Apparel & Luxury Goods — 3.8%
Kering SA (France)	4,729	2,467,893
Lululemon Athletica, Inc.*	17,307	3,280,542
		5,748,435

Total Long-Term Investments (cost $113,249,418)		149,680,536
Short-Term Investments — 5.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,386,611	3,386,611
PGIM Institutional Money Market Fund (cost $4,702,843; includes $4,699,555 of cash collateral for securities on loan)(b)(w)	4,710,808	4,703,271

Total Short-Term Investments (cost $8,089,454)		8,089,882

TOTAL INVESTMENTS—103.3% (cost $121,338,872)		157,770,418

Liabilities in excess of other assets — (3.3)%		(4,993,965)

Net Assets — 100.0%		$152,776,453

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JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,805,154; cash collateral of $4,699,555 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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